GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
June 30, 2020

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 95.21%
	Certificates of Deposits - 76.55%
$8,000,000	Bank Nova Scotia
	0.730%, 09/10/2020	8,008,871
14,500,000	BNP Paribas Bank
	0.760%, 07/21/2020	14,500,040
15,000,000	CIBC
	0.080%, 07/01/2020	15,000,000
5,000,000	Commonwealth Bank of Australia
	0.240%, 09/22/2020	5,000,618
9,000,000	Cooperatieve Centrale Raiffeis
	1.250%, 07/07/2020	9,000,000
11,000,000	Credit Industrial ET Commerciel
	0.230%, 09/01/2020	11,002,559
	DG Bank
7,000,000	0.680%, 07/21/2020	7,002,177
7,000,000	0.240%, 08/12/2020	7,000,000
7,500,000	DNB Bank ASA
	0.520%, 07/21/2020	7,500,021
	Landesbank Hessen-Thueringen
10,000,000	0.450%, 07/27/2020	10,000,000
4,000,000	0.260%, 08/05/2020	4,000,019
10,000,000	Landesbank Baden Wurttemberg
	0.150%, 07/02/2020	10,000,000
7,500,000	Mitsubishi Trust Bank
	1.100%, 07/15/2020	7,500,000
14,000,000	Mizuho Bank, Ltd.
	0.840%, 07/21/2020	14,000,000

7,000,000	MUFG Bank, Ltd.
	0.980%, 08/28/2020	7,000,056
14,000,000	National Bank of Kuwait
	0.260%, 07/01/2020	14,000,000
12,000,000	Nordea Bank
	0.180%, 09/11/2020	12,001,338
	Norinchukin Bank
5,000,000	0.100%, 07/02/2020	5,000,000
9,000,000	0.500%, 07/24/2020	9,000,000
	Oversea-Chinese Banking Corp., Ltd.
6,000,000	0.260%, 09/16/2020	6,000,377
8,000,000	0.950%, 10/15/2020	8,016,358
	Royal Bank of Canada
1,000,000	0.387% (1 Month LIBOR USD + 0.210%), 07/10/2020 (a)	1,000,000
10,000,000	0.428% (3 Month LIBOR USD + 0.110%), 06/11/2021 (a)(f)	10,001,417
7,500,000	SEB
	0.040%, 07/01/2020	7,500,000
	Sumitomo Mitsui Trust Bank, Ltd.
14,000,000	1.100%, 07/14/2020	14,000,000
3,000,000	1.100%, 07/15/2020	3,000,000
7,500,000	0.310%, 09/17/2020	7,501,331
12,000,000	Svenska Handelsbanken
	0.200%, 09/18/2020	12,001,278
	Toronto-Dominion Bank
3,500,000	1.020%, 09/11/2020	3,505,749
8,000,000	0.500% (1 Month LIBOR USD + 0.310%), 10/20/2020 (a)	8,005,901
		257,048,110

	Comercial Papers - 11.61%
	Bank of America NA
5,000,000	0.325%, 07/08/2020	5,000,000
14,000,000	COFCO Captial Corp.
	–%, 07/07/2020 (d)	13,999,347
5,000,000	Rabobank Nederland
	–%, 07/02/2020 (d)	4,999,988
15,000,000	Santander UK PLC
	–%, 07/01/2020 (d)	14,999,999
		38,999,334

Number of Shares
	Money Market Funds - 1.39%
4,662,730	DWS Government Money Market Series - Institutional Shares
	0.118%, 12/31/2031 (b)	4,662,730
		4,662,730
Principal Amount
	U.S. Treasury Bills - 5.66%
$6,000,000	–%, 07/09/2020 (c)(d)(e)	5,999,865
13,000,000	–%, 08/06/2020 (c)(d)(e)	12,998,268
		18,998,133
	Total Short Term Investments (Cost $319,662,734)	319,708,307

	Total Investments (Cost $319,662,734) - 95.21%	319,708,307
	Other Assets in Excess of Liabilities - 4.79%	16,090,984
	TOTAL NET ASSETS - 100.00%	$335,799,291

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(b)	Seven-day yield as of June 30, 2020.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $18,048,347
(f)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $10,001,417, which represents 2.98% of total net assets.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
June 30, 2020

	Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
	Amsterdam IDX Futures	32	$ 4,023,369	Jul-20	$ 10,989
	Australian 10-Year Treasury Bond Futures	389	39,941,946	Sep-20	378,274
	Australian 3-Year Treasury Bond Futures	1,367	110,429,944	Sep-20	33,377
	Australian Dollar Futures	396	27,324,000	Sep-20	(235,940)
	Brazilian Real Futures	(66)	(1,213,080)	Jul-20	17,928
	Brent Crude Futures (a)	(81)	(3,342,870)	Sep-20	45,996
	British Pound Futures	(215)	(16,658,469)	Sep-20	144,990
	CAC40 Index Futures	(26)	(1,435,275)	Jul-20	(16,400)
	Canadian 10-Year Bond Futures	521	59,030,804	Sep-20	147,152
	Canadian Dollar Futures	(373)	(27,460,260)	Sep-20	81,963
	Cocoa Futures (a)	(91)	(1,989,260)	Sep-20	124,515
	Coffee 'C' Futures (a)	(137)	(5,188,875)	Sep-20	(107,559)
	Copper Futures (a)	248	16,916,700	Sep-20	365,911
	Corn Futures (a)	(684)	(11,987,100)	Dec-20	(634,259)
	Cotton No. 2 Futures (a)	(70)	(2,130,800)	Dec-20	(101,960)
	DAX® Index Futures	8	2,769,526	Sep-20	16,276
	DJIA E-Mini CBOT Futures	27	3,468,015	Sep-20	17,833
	E-mini Nasdaq 100 Futures	94	19,076,830	Sep-20	774,255
	E-mini Russell 2000 Futures	24	1,725,120	Sep-20	100,635
	E-mini S&P 500 Futures	54	8,343,540	Sep-20	(162,532)
	E-mini S&P Mid Cap 400 Futures	10	1,779,100	Sep-20	25,785
	Euribor 3 Month Futures	126	35,551,102	Sep-20	(180)
	Euro Fx Futures	100	14,066,875	Sep-20	(117,091)
	Euro Stoxx 50® Index Futures	20	724,205	Sep-20	4,698
	Euro-Bobl Futures	406	61,569,612	Sep-20	216,898
	Euro-BTP Futures	110	17,781,323	Sep-20	236,130
	Euro-BTP Futures - Short	374	47,010,516	Sep-20	137,390
	Euro-Bund Futures	228	45,216,790	Sep-20	394,234
	Euro-Buxl® 30 Year Futures	58	14,333,184	Sep-20	219,259
	Eurodollar 90 Day Futures	2,150	536,075,625	Sep-20	385,081
	Euro-OATS Futures	273	51,420,603	Sep-20	479,786
	Euro-Schatz Futures	(642)	(80,884,729)	Sep-20	(138,894)
	FTSE 100 Index Futures	(24)	(1,828,162)	Sep-20	9,055
	FTSE China A50 Index Futures	899	12,318,548	Jul-20	53,384
	FTSE JSE Top 40 Futures	16	463,721	Sep-20	(10,067)
	FTSE MIB Index Futures	(10)	(1,083,554)	Sep-20	(1,097)
	Gold 100 Oz. Futures (a)	135	24,306,750	Aug-20	843,461
	Hang Seng Index Futures	(12)	(1,877,066)	Jul-20	39,203
	HSCEI Index Futures	(15)	(933,617)	Jul-20	22,986
	IBEX 35® Index Futures	(17)	(1,377,029)	Jul-20	21,633
	Indian Rupee Futures	(323)	(8,529,784)	Jul-20	(85,895)
	Japanese Yen Futures	(131)	(15,181,263)	Sep-20	38,922
	Lean Hogs Futures (a)	(118)	(2,313,980)	Aug-20	287,697
	Live Cattle Futures (a)	(107)	(4,120,570)	Aug-20	36,908
	LME Aluminium Futures (a)(b)	(223)	(9,009,200)	Sep-20	(446,830)
	LME Aluminium Futures (a)(b)	13	525,200	Sep-20	20,957
	LME Copper Futures (a)(b)	(17)	(2,558,075)	Sep-20	(290,970)
	LME Copper Futures (a)(b)	83	12,489,425	Sep-20	333,437
	LME Nickel Futures (a)(b)	(39)	(2,995,434)	Sep-20	(112,280)
	LME Nickel Futures (a)(b)	24	1,843,344	Sep-20	(9,128)
	LME Zinc Futures (a)(b)	(48)	(2,455,200)	Sep-20	(143,950)
	LME Zinc Futures (a)(b)	6	306,900	Sep-20	(2,769)
	Long Gilt Futures	394	67,196,372	Sep-20	139,097
	Low Sulphur Gas Oil Futures (a)	(102)	(3,623,550)	Aug-20	108,197
	Mexican Peso Futures	(109)	(2,347,860)	Sep-20	96,682
	MSCI EAFE Index Futures	13	1,155,960	Sep-20	6,651
	MSCI Emerging Markets Index Futures	76	3,745,660	Sep-20	(62,240)
	MSCI Singapore Index Futures	(82)	(1,740,794)	Jul-20	33,625
	MSCI Taiwan Index Futures	173	7,485,710	Jul-20	11,672
	Natural Gas Futures (a)	(681)	(11,924,310)	Jul-20	159,047
	New Zealand Dollar Futures	139	8,972,450	Sep-20	(62,202)
	Nikkei 225 Futures	23	4,743,783	Sep-20	(140,616)
	NY Harbor ULSD Futures (a)	(67)	(3,338,811)	Aug-20	(235,252)
	OMXS30 Futures	254	4,541,945	Jul-20	155,227
	Platinum Futures (a)	11	468,160	Oct-20	6,595
	RBOB Gasoline Futures (a)	(11)	(5,485,789)	Sep-20	(32)
	S&P/TSX 60 Index Futures	16	2,188,568	Sep-20	(15,498)
	Silver Futures (a)	37	3,447,845	Sep-20	87,800
	South African Rand Futures	(146)	(4,166,475)	Sep-20	154,903
	Soybean Futures (a)	(206)	(9,087,175)	Nov-20	(279,595)
	Soybean Meal Futures (a)	(298)	(8,817,820)	Dec-20	(7,532)
	Soybean Oil Futures (a)	(213)	(3,681,918)	Dec-20	(69,903)
	SPI 200TM Index Futures	(9)	(914,863)	Sep-20	(14,925)
	Sterling 90 Day Futures	1,502	232,326,201	Sep-20	333,881
	Sugar No. 11 Futures (a)	(108)	(1,446,682)	Oct-20	(122,671)
	Swiss Franc Futures	111	14,679,750	Sep-20	(16,702)
	TOPIX Index Futures	21	3,031,118	Sep-20	(134,373)
	U.S. Treasury 10-Year Note Futures	675	93,941,016	Sep-20	366,957
	U.S. Treasury 2-Year Note Futures	969	213,982,454	Sep-20	99,167
	U.S. Treasury 5-Year Note Futures	1,465	184,212,305	Sep-20	584,758
	U.S. Treasury Long Bond Futures	153	27,320,063	Sep-20	178,273
	U.S. Treasury Ultra Bond Futures	63	13,743,844	Sep-20	75,914
	Wheat Futures (a)	(442)	(10,867,675)	Sep-20	141,906
	WTI Crude Futures (a)	(82)	3,968,900	Sep-20	(235)
					$5,027,773

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
June 30, 2020

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
9/16/2020	NatWest	Chinese Yuan Renminbi	8,000,000	U.S. Dollar	1,125,260	$ 1,251
9/16/2020	NatWest	Chinese Yuan Renminbi	11,000,000	U.S. Dollar	1,552,872	(3,918)
9/16/2020	NatWest	Polish Zloty	2,500,000	U.S. Dollar	631,124	935
9/16/2020	NatWest	Polish Zloty	9,500,000	U.S. Dollar	2,426,643	(24,817)
9/16/2020	NatWest	Singapore Dollar	5,125,000	U.S. Dollar	3,694,525	(16,160)
9/16/2020	NatWest	Singapore Dollar	2,375,000	U.S. Dollar	1,711,027	(6,418)
9/16/2020	NatWest	Singapore Dollar	6,375,000	U.S. Dollar	4,579,982	(4,455)
9/16/2020	NatWest	Swedish Krona	16,000,000	U.S. Dollar	1,734,594	(15,850)
9/16/2020	NatWest	Swedish Krona	111,999,999	U.S. Dollar	12,150,094	(128,956)
9/16/2020	NatWest	Swedish Krona	4,000,000	U.S. Dollar	429,622	64
9/16/2020	NatWest	U.S. Dollar	7,452,122	Chinese Yuan Renminbi	53,000,000	(11,016)
9/16/2020	NatWest	U.S. Dollar	4,947,092	New Turkish Lira	34,800,000	(19,479)
9/16/2020	NatWest	U.S. Dollar	829,178	Norwegian Krone	8,000,000	(2,213)
9/16/2020	NatWest	U.S. Dollar	4,874,728	Norwegian Krone	46,000,000	94,234
9/16/2020	NatWest	U.S. Dollar	6,098,799	Polish Zloty	24,000,000	31,028
9/16/2020	NatWest	U.S. Dollar	27,951,740	Singapore Dollar	38,875,000	49,994
9/16/2020	NatWest	U.S. Dollar	1,934,062	Swedish Krona	18,000,000	475
9/16/2020	NatWest	U.S. Dollar	1,276,115	Swedish Krona	12,000,000	(12,943)
						$ (68,244)